UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:


        /s/ Oscar S. Schafer             New York, NY               2/11/05
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    21
                                                -------------

Form 13F Information Table Value Total:              $488,393
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE

                           Form 13F INFORMATION TABLE



Name of Issuer                 Title of Class CUSIP         Value     SHARES/ SH/  PUT/   Investment   Other     Voting Authority
                                                         (x $1000) PRN AMTP  PRN   CALL   Discretion   Managers  Sole Shared None

ANDRX CORP DEL                 ANDRX GROUP    034553107       7641    350000 SH           SOLE         X         X
CANADIAN NAT RES LTD           COM            136385101      29747    695500 SH           SOLE         X         X
CRYOLIFE INC                   COM            228903100       7141   1010100 SH           SOLE         X         X
DENBURY RES INC                COM NEW        247916208      13505    492000 SH           SOLE         X         X
DEVON ENERGY CORP NEW          COM            25179M103      15179    390000 SH           SOLE         X         X
DONNELLEY R R & SONS CO        COM            257867101       3063     86799 SH           SOLE         X         X
FLAMEL TECHNOLOGIES SA         SPONSORED ADR  338488109      32758   1680747 SH           SOLE         X         X
GAYLORD ENTMT CO NEW           COM            367905106      18592    447666 SH           SOLE         X         X
GEN-PROBE INC NEW              COM            36866T103      72562   1605000 SH           SOLE         X         X
MAGELLAN HEALTH SVCS INC       COM NEW        559079207      34781   1018190 SH           SOLE         X         X
MARSH & MCLENNAN COS INC       COM            571748102       2500     76000 SH           SOLE         X         X
NOVEN PHARMACEUTICALS INC      COM            670009109      15849    929000 SH           SOLE         X         X
OMI CORP NEW                   COM            Y6476W104      32352   1920000 SH           SOLE         X         X
PRECISION DRILLING CORP        COM            74022D100      29202    465000 SH           SOLE         X         X
R H DONNELLEY CORP             COM NEW        74955W307      10647    180300 SH           SOLE         X         X
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR  82481R106      35528   1112000 SH           SOLE         X         X
TEEKAY SHIPPING MARSHALL ISL   COM            Y8564W103      19952    473800 SH           SOLE         X         X
TESCO CORP                     COM            88157K101      23699   2174200 SH           SOLE         X         X
TYCO INTL LTD NEW              COM            902124106      36455   1020000 SH           SOLE         X         X
VALEANT PHARMACEUTICALS INTL   COM            91911X104      12321    467600 SH           SOLE         X         X
WYNN RESORTS LTD               COM            983134107      34919    521800 SH           SOLE         X         X

21 TOTAL DATA RECORDS                                       488393





NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.
